Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries	12 Months Ended
Dec. 31, 2019
Adrie [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Adrie Global Holdings Limited ("Adrie")
Background	A BVI company Incorporated on November 19, 2014 A holding company
Ownership	100% owned by Roan
Roan HK [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	China Roan Industrial-Financial Holdings Group Co., Limited ("Roan HK")
Background	A Hong Kong company Incorporated on February 11, 2015 A holding company Formerly known as China Feng Hui Financial Holding Group Co., Limited
Ownership	100% owned by Adrie
FHIG [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Fortis Health Industrial Group Limited ("FHIG")
Background	A Hong Kong company Incorporated on December 30, 2019 A holding company
Ownership	100% owned by Adrie
Jing Kai [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Xinjiang Feng Hui Jing Kai Direct Lending Limited ("Jing Kai)
Background	A PRC company and deemed a wholly foreign owned enterprise Incorporated on May 14, 2015 Registered capital of $18 million A holding company
Ownership	100% owned by Roan HK
Din Xin [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Feng Hui Ding Xin (Beijing) Financial Consulting Co., Limited ("Ding Xin")
Background	A PRC company and deemed a wholly foreign owned enterprise Incorporated on May 20, 2015 Registered capital of $1 million with registered capital fully paid-up Engaged in the business of financial consulting services
Ownership	100% owned by Roan HK
Din Tai [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Ningbo Ding Tai Financial Leasing Co., Limited ("Ding Tai")
Background	A PRC company and deemed a wholly foreign owned enterprise Incorporated on December 19, 2016 Registered capital of $30 million Planning for financial lease services
Ownership	100% owned by Roan HK
Xin Quan [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Xinjiang Xin Quan Financial Leasing Co., Limited ("Xin Quan")
Background	A PRC company and deemed a wholly foreign owned enterprise Incorporated on January 24, 2017 Registered capital of $50 million Planning for financial lease services
Ownership	60% owned by Roan HK
Zhiyuan [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Zhiyuan Commercial Factoring (Guangzhou) Co., Limited. ("Zhiyuan")
Background	A PRC limited liability company Incorporated on November 19, 2018 Registered capital of $4,321,434 (RMB 30 million) Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management
Ownership	99% owned by Ding Xin
Zeshi [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Hangzhou Zeshi Investment Partnership (Limited Partnership) ("Zeshi")
Background	A PRC limited liability partnership Incorporated on December 21, 2017 Acquired on November 29, 2019 Registered capital of $7,750,878 (RMB 51 million) Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management
Ownership	98.04% owned by Ding Tai and 1.96% owned by Ding Xin as of December 31, 2019. Ding Xin transferred the 1.96% equity interest to Nibo Zeshi Insurance Technology Co., Ltd. ("Zeshi Insurance")
Lixin Cayman [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Lixin Financial Holdings Group Limited ("Lixin Cayman")
Background	A Cayman company Incorporated on October 25, 2017 A holding company
Ownership	65.0177% owned by Roan
Lixin BVI [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Lixin Financial Holdings (BVI) Limited ("Lixin BVI")
Background	A BVI company Incorporated on November 29, 2017 A holding company
Ownership	100% owned by Lixin Cayman
Lixin HK [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Lixin Financial Holdings Group Limited ("Lixin HK")
Background	A Hong Kong company Incorporated on January 15, 2018 A holding company
Ownership	100% owned by Lixin BVI
Zhejiang Lixin [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Zhejiang Lixin Enterprise Management Group Go., Ltd. ("Zhejiang Lixin")
Background	A PRC limited liability company Incorporated on July 3, 2015 Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up Engaged in financial guarantee services and related assessment and management services
Ownership	99% owned by Lixin HK and 1% owned by Roan HK
Zhejiang Jingyuxin [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd ("Zhejiang Jingyuxin")
Background	A PRC limited liability company Incorporated on January 5, 2013 Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up Engaged in financial guarantee services and related assessment and management services
Ownership	93.4% owned by Zhejiang Lixin
LAM [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Lixin (Hangzhou) Asset Management Co., Ltd. ("LAM")
Background	A PRC limited liability company Incorporated on March 21, 2017 Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors
Ownership	100% owned by Zhejiang Jingyuxin
Lixin Supply Chain [Member]
Organization and Principal Activities (Details) - Schedule of the company and its subsidiaries [Line Items]
Name	Lixin Supply Chain Management (Tianjin) Co., Ltd. ("Lixin Supply Chain")
Background	A PRC limited liability company Incorporated on December 19, 2017 Registered capital of $1,513,226 (RMB 10 million) Planning for provision of supply chain management service
Ownership	100% owned by LAM